Deposits - Schedule of Time Deposits Maturities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Investments [Line Items]
2016		$ 56,692
2017		12,717
2018		36,506
2019		4,397
2020		17,076
Thereafter		0
Time deposits	$ 127,912	$ 127,388	[1]	$ 121,775

[1]	Derived from Audited December 31, 2015 Financial Statements